Debt - Additional Information (Details) $ / shares in Units, shares in Millions		12 Months Ended
		Dec. 31, 2017 USD ($) shares count $ / shares		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)	Dec. 18, 2017 USD ($)	[3]	Oct. 06, 2017 USD ($)
Debt Instrument [Line Items]
Repayments of Long-term Debt		$ 7,846,000,000		$ 268,000,000		$ 450,000,000
Long-term Debt		8,913,000,000		6,838,000,000
Long-term Debt, Gross		$ 9,034,000,000
Debt Instrument, Convertible, Threshold Trading Days | count		20
Debt Instrument, Convertible, Threshold Consecutive Trading Days | count		30
Debt Instrument, Convertible, Latest Date		Oct. 06, 2024
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries		$ 3,200,000,000		4,000,000,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio		0.139
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 7.19
Stockholders' Equity Note, Impact of Conversion of Contingently Convertible Securities on Diluted Earnings Per Share		If all the shares were issued on the Effective Date, they would have represented approximately 17.9% of the shares of CEC common stock outstanding on a fully diluted basis.
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger		140.00%
Debt Conversion, Converted Instrument, Shares Issued | shares		156
Unsecured Debt [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 1,078,000,000		0
Long-term Debt, Gross		$ 1,078,000,000
Debt Instrument, Interest Rate, Stated Percentage	[1]	5.00%
CEOC LLC [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayment Terms		The CEOC LLC Term Loan requires scheduled quarterly principal payments in amounts equal to 0.25% of the original aggregate principal amount, with the balance due at maturity. The CEOC LLC Credit Agreement also includes customary voluntary and mandatory prepayment provisions, subject to certain exceptions.
CEOC LLC [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Leverage Ratio For Line Of Credit Facility		3.50
CEOC LLC [Member] | Secured Debt [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt	[2]	$ 0
Long-term Debt		1,499,000,000	[3],[4]	0	[3],[4]		$ 265,000,000		$ 1,200,000,000
Long-term Debt, Gross	[3],[4]	1,500,000,000
CEOC LLC [Member] | Secured Debt [Member] | Chester Downs Senior Secured Notes [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt	[5]	$ 330,000,000
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		102.313%
CEOC LLC [Member] | Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt	[3],[6]	$ 0		0
Letters of Credit Outstanding, Amount		$ 50,000,000
Debt Instrument, Description of Variable Rate Basis		Borrowings under the CEOC LLC Credit Agreement bear interest at a rate equal to either (a) LIBOR adjusted for certain additional costs, subject to a floor of 0% or (b) a base rate determined by reference to the highest of (i) the federal funds rate plus 0.50%, (ii) the prime rate as determined by Credit Suisse AG, Cayman Islands Branch, as administrative agent under the CEOC LLC Credit Agreement and (iii) the one-month adjusted LIBOR rate plus 1.00%, in each case plus an applicable margin. Such applicable margin shall be (a) with respect to the CEOC LLC Term Loan, 2.50% per annum in the case of any LIBOR loan or 1.50% per annum in the case of any base rate loan and (b) in the case of the CEOC LLC Revolving Credit Facility, 2.00% per annum in the case of any LIBOR loan and 1.00% per annum in the case of any base rate loan, subject in the case of the CEOC LLC Revolving Credit Facility to two 0.125% step-downs based on CEOC LLC’s SSLR.
Line of Credit Facility, Commitment Fee Description		In addition, CEOC LLC is required to pay a commitment fee in respect of any commitments under the CEOC LLC Revolving Credit Facility in the amount of 0.50% of the principal amount of the commitments, subject to step-downs to 0.375% and 0.25% based upon CEOC LLC’s SSLR. CEOC LLC is also required to pay customary agency fees as well as letter of credit participation fees computed at a rate per annum equal to the applicable margin for LIBOR borrowings on the dollar equivalent of the daily stated amount of outstanding letters of credit, plus such letter of credit issuer’s customary documentary and processing fees and charges and a fronting fee in an amount equal to 0.125% of the daily stated amount of such letter of credit.
Line of Credit Facility, Maximum Borrowing Capacity		$ 200,000,000
Long-term Debt, Gross	[3],[6]	$ 0
Caesars Resort Collection [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayment Terms		The CRC Term Loan matures in 2024. The CRC Revolving Credit Facility matures in 2022 and includes a letter of credit sub-facility. The CRC Term Loan requires scheduled quarterly principal payments in amounts equal to 0.25% of the original aggregate principal amount, with the balance due at maturity. The CRC Credit Agreement also includes customary voluntary and mandatory prepayment provisions, subject to certain exceptions.
Long-term Debt, Gross		$ 5,700,000,000
Caesars Resort Collection [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Leverage Ratio For Line Of Credit Facility		6.35
Caesars Resort Collection [Member] | Secured Debt [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt		$ 0
Long-term Debt	[7]	4,616,000,000		0
Long-term Debt, Gross	[7]	4,700,000,000
Caesars Resort Collection [Member] | Secured Debt [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		100,000
Caesars Resort Collection [Member] | Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt		300,000,000
Long-term Debt	[8]	$ 0		0
Debt Instrument, Description of Variable Rate Basis		Borrowings under the CRC Credit Agreement bear interest at a rate equal to either (a) LIBOR adjusted for certain additional costs, subject to a floor of 0% or (b) a base rate determined by reference to the highest of (i) the federal funds rate plus 0.50%, (ii) the prime rate as determined by Credit Suisse AG, Cayman Islands Branch, as administrative agent under the CRC Credit Agreement and (iii) the one-month adjusted LIBOR rate plus 1.00%, in each case plus an applicable margin. Such applicable margin shall be (a) with respect to the CRC Term Loan, 2.75% per annum in the case of any LIBOR loan or 1.75% per annum in the case of any base rate loan and (b) in the case of the CRC Revolving Credit Facility, 2.25% per annum in the case of any LIBOR loan and 1.25% per annum in the case of any base rate loan, subject in the case of the CRC Revolving Credit Facility to two 0.125% step-downs based on CRC’s senior secured leverage ratio (“SSLR”), the ratio of first lien senior secured net debt to adjusted earnings before interest, taxes, depreciation and amortization.
Line of Credit Facility, Commitment Fee Description		In addition, CRC is required to pay a commitment fee in respect of any commitments under the CRC Revolving Credit Facility in the amount of 0.50% of the principal amount of the commitments, subject to step-downs to 0.375% and 0.25% based upon CRC’s SSLR. CRC is also required to pay customary agency fees as well as letter of credit participation fees computed at a rate per annum equal to the applicable margin for LIBOR borrowings on the dollar equivalent of the daily stated amount of outstanding letters of credit, plus such letter of credit issuer’s customary documentary and processing fees and charges and a fronting fee in an amount equal to 0.125% of the daily stated amount of such letter of credit.
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,000,000,000
Long-term Debt, Gross	[8]	0
Caesars Resort Collection [Member] | Unsecured Debt [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt		1,664,000,000		$ 0
Long-term Debt, Gross		$ 1,700,000,000
Debt Instrument, Interest Rate, Stated Percentage	[1]	5.25%

[1]	(1) Interest rate is fixed, except where noted.
[2]	This amount does not include the debt assumed as part of the OpCo acquisition. See Note 1 and Note 4 for additional information.
[3]	As part of the acquisition of OpCo, we assumed $1.2 billion in debt that was issued in connection with CEOC’s emergence from bankruptcy and the $200 million revolving credit facility described below. See Note 1 and Note 4 for additional information
[4]	LIBOR plus 2.50%.
[5]	All outstanding amounts were fully repaid during 2017.
[6]	LIBOR plus 2.00%
[7]	LIBOR plus2.75%.
[8]	London Interbank Offered Rate (“LIBOR”) plus 2.25%.